Stock-based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Share Based Payments Schedule of Stock Options Activity [Line Items]
Stock options, Outstanding beginning balance	4,514,863	4,209,972	2,624,280
Stock options, Granted	838,000	905,000	2,056,461
Stock options, Exercised	(25)	(5,050)
Stock options, Forfeited		(291,454)	(214,401)
Stock options, Expired		(303,605)	(256,368)
Stock options, Forfeited/expired	(93,352)
Stock options, Outstanding ending balance	5,259,486	4,514,863	4,209,972
Stock options, Exercisable ending balance	3,686,131	3,255,681
Stock options, Exercisable and expected to vest	5,259,486	4,514,863
Weighted average exercise price, Outstanding beginning balance	$ 1.37	$ 1.47	$ 1.49
Weighted average exercise price, Granted	1.97	1.08	1.42
Weighted average exercise price, Exercised	1.08	1.76
Weighted average exercise price, Forfeited		1.44	1.44
Weighted average exercise price, Expired		1.8	1.25
Weighted average exercise price, Forfeited/expired	1.4
Weighted average exercise price, Outstanding ending balance	1.47	1.37	$ 1.47
Weighted average exercise price, Exercisable ending balance	1.41	1.38
Weighted average exercise price, Exercisable and expected to vest	$ 1.47	$ 1.37
Intrinsic value, Exercised	$ 70
Intrinsic value, Outstanding ending balance	12,586,779	$ 419,392
Intrinsic value, Exercisable ending balance	9,046,741	419,392
Intrinsic value, Exercisable and expected to vest	$ 12,586,779	$ 419,392